Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount Before Income Tax
Financial assets at fair value with movements in other comprehensive income	$ (43)	$ (44)	$ (2)
Cash flow hedge	607,100,042	(188,608,231)	147,505,497
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		13,494	1,043,185
Foreign currency translation differences	146,781,406	54,024,068	18,994,934
Gains (losses) from remeasurement of defined benefit plans	(3,051,575)	(27,122)	(7,304,757)
Total components of other comprehensive income (loss) before taxes	750,829,830	(134,597,835)	160,238,857
Income Tax Expense (Benefit)
Income tax related to financial assets at fair value through other comprehensive income	12	12	1
Income tax expense (benefit) related to cash flow hedge	(165,985,007)	50,924,221	(39,826,484)
Income tax related to defined benefit plans	823,925	7,323	1,972,561
Total income tax relating to components of other comprehensive income	(165,161,070)	50,931,556	(37,853,922)
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	(31)	(32)	(1)
Cash flow hedge	441,115,035	(137,684,010)	107,679,013
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		13,494	1,043,185
Foreign currency translation	146,781,406	54,024,068	18,994,934
Actuarial gains(losses) on defined-benefit pension plans	(2,227,650)	(19,799)	(5,332,196)
Total other comprehensive (loss) income	$ 585,668,760	$ (83,666,279)	$ 122,384,935